AMCAP Fund®
Investment portfolio
May 31, 2022
unaudited
Common stocks 93.41% Information technology 26.54%	Shares	Value (000)
Microsoft Corp.	14,614,459	$3,973,234
Broadcom, Inc.	3,374,560	1,957,683
Mastercard, Inc., Class A	5,151,238	1,843,474
Micron Technology, Inc.	15,529,853	1,146,724
ASML Holding NV	1,985,795	1,142,672
ServiceNow, Inc.[1]	1,434,097	670,397
Apple, Inc.	3,960,422	589,469
EPAM Systems, Inc.[1]	1,435,579	485,972
Ceridian HCM Holding, Inc.[1,2]	8,388,440	472,269
Applied Materials, Inc.	3,686,301	432,366
Autodesk, Inc.[1]	2,054,830	426,891
Qorvo, Inc.[1]	3,444,401	384,912
Adobe, Inc.[1]	860,249	358,276
Shopify, Inc., Class A, subordinate voting shares[1]	907,295	340,344
Affirm Holdings, Inc., Class A1,3	11,932,406	340,074
Arista Networks, Inc.[1]	3,194,967	326,781
Block, Inc., Class A1	3,456,591	302,486
Snowflake, Inc., Class A1	2,341,380	298,877
Advanced Micro Devices, Inc.[1]	2,897,267	295,116
Nice, Ltd. (ADR)[1,3]	1,344,604	267,200
Taiwan Semiconductor Manufacturing Company, Ltd.	13,747,000	265,231
Visa, Inc., Class A	1,011,161	214,538
CrowdStrike Holdings, Inc., Class A1	1,281,400	205,011
Zscaler, Inc.[1]	1,304,099	199,645
Paycom Software, Inc.[1]	590,733	167,969
Accenture PLC, Class A	554,390	165,463
Kingdee International Software Group Co., Ltd.[1]	79,507,000	156,842
NXP Semiconductors NV	800,000	151,808
Intuit, Inc.	362,380	150,192
Bill.com Holdings, Inc.[1]	1,265,429	149,624
Datadog, Inc., Class A1	1,494,295	142,541
Lam Research Corp.	254,089	132,134
Paylocity Holding Corp.[1]	586,214	102,505
Atlassian Corp. PLC, Class A1	538,704	95,523
Marqeta, Inc., Class A1	9,121,819	95,505
NVIDIA Corp.	403,152	75,277
Toast, Inc., Class A1,3	4,596,830	74,653
MongoDB, Inc., Class A1	288,017	68,303
Trimble, Inc.[1]	836,538	56,926
NetApp, Inc.	749,829	53,950
Fabrinet, non-registered shares[1]	456,500	39,656
Zoom Video Communications, Inc., Class A1	365,685	39,293
Okta, Inc., Class A1	472,184	39,215
Enphase Energy, Inc.[1]	199,471	37,140
Pegasystems, Inc.	748,800	37,096
Genpact, Ltd.	558,200	24,767
AMCAP Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
GoDaddy, Inc., Class A1	293,239	$22,008
HashiCorp, Inc., Class A1,3	583,970	20,451
VeriSign, Inc.[1]	96,253	16,801
CCC Intelligent Solutions Holdings, Inc.[1,3]	1,727,177	15,458
Intel Corp.	305,305	13,562
RingCentral, Inc., Class A1	211,000	13,323
Amphenol Corp., Class A	186,632	13,225
Stripe, Inc., Class B1,4,5,6	201,217	6,694
		19,117,546
Health care 19.90%
UnitedHealth Group, Inc.	5,508,598	2,736,561
Abbott Laboratories	16,159,981	1,898,151
Thermo Fisher Scientific, Inc.	2,824,421	1,603,057
PerkinElmer, Inc.	5,072,131	759,146
Humana, Inc.	1,364,086	619,609
Stryker Corp.	2,539,142	595,429
Insulet Corp.[1]	2,630,692	561,600
Anthem, Inc.	920,392	469,041
BioMarin Pharmaceutical, Inc.[1]	5,484,888	412,080
Zoetis, Inc., Class A	2,194,975	375,187
Seagen, Inc.[1]	2,755,942	373,926
Danaher Corp.	1,397,142	368,594
Edwards Lifesciences Corp.[1]	3,336,309	336,467
DexCom, Inc.[1]	992,268	295,636
Penumbra, Inc.[1,2]	1,999,303	293,738
IQVIA Holdings, Inc.[1]	1,177,131	253,377
AstraZeneca PLC	1,519,692	200,190
Mettler-Toledo International, Inc.[1]	149,237	191,937
Zimmer Biomet Holdings, Inc.	1,499,000	180,195
Oak Street Health, Inc.[1,3]	8,819,168	166,506
Amgen, Inc.	625,371	160,558
Integra LifeSciences Holdings Corp.[1]	2,457,150	153,916
West Pharmaceutical Services, Inc.	489,080	151,801
Agilon Health, Inc.[1,3]	7,207,890	137,671
Regeneron Pharmaceuticals, Inc.[1]	197,454	131,255
ICON PLC[1]	558,857	125,067
Horizon Therapeutics PLC[1]	1,359,239	121,910
Eli Lilly and Company	383,838	120,310
AbbVie, Inc.	789,681	116,375
Centene Corp.[1]	1,255,848	102,276
Gilead Sciences, Inc.	1,375,522	89,203
Guardant Health, Inc.[1]	1,691,603	69,322
Haemonetics Corp.[1]	1,017,900	64,392
BeiGene, Ltd. (ADR)[1]	355,476	48,778
NovoCure, Ltd.[1]	597,507	48,028
		14,331,289
Consumer discretionary 16.64%
Amazon.com, Inc.[1]	1,159,430	2,787,490
Hilton Worldwide Holdings, Inc.	8,691,865	1,224,336
Airbnb, Inc., Class A1	4,147,973	501,365
TopBuild Corp.[1,2]	2,524,079	497,900
MercadoLibre, Inc.[1]	631,057	495,935
Tesla, Inc.[1]	629,570	477,378
AMCAP Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Burlington Stores, Inc.[1]	2,492,770	$419,533
Williams-Sonoma, Inc.	3,257,621	416,715
Caesars Entertainment, Inc.[1]	8,122,143	407,488
NVR, Inc.[1]	81,926	364,621
Dollar Tree Stores, Inc.[1]	2,134,754	342,265
CarMax, Inc.[1]	3,342,309	331,791
Galaxy Entertainment Group, Ltd.	60,610,000	323,240
Dollar General Corp.	1,463,225	322,407
Aptiv PLC[1]	2,839,865	301,707
Starbucks Corp.	3,317,315	260,409
Chipotle Mexican Grill, Inc.[1]	181,371	254,382
NIKE, Inc., Class B	2,052,338	243,920
Rivian Automotive, Inc., Class A1,3	7,557,568	237,308
Royal Caribbean Cruises, Ltd.[1]	3,282,565	190,619
Helen of Troy, Ltd.[1]	988,244	183,013
Wyndham Hotels & Resorts, Inc.	2,189,047	175,408
LVMH Moët Hennessy-Louis Vuitton SE	272,641	174,797
Marriott International, Inc., Class A	994,409	170,621
Darden Restaurants, Inc.	1,096,448	137,056
DoorDash, Inc., Class A1	1,727,296	132,846
Kering SA	234,943	128,558
Five Below, Inc.[1]	896,476	117,071
Chegg, Inc.[1]	4,759,205	92,614
Etsy, Inc.[1]	942,566	76,461
EssilorLuxottica	415,552	66,940
Flutter Entertainment PLC[1]	532,906	65,134
YETI Holdings, Inc.[1]	722,430	33,051
Gentherm, Inc.[1]	265,521	18,305
Evolution AB	85,889	8,983
		11,981,667
Communication services 9.67%
Alphabet, Inc., Class A1	745,057	1,695,183
Alphabet, Inc., Class C1	695,587	1,586,481
Netflix, Inc.[1]	6,025,971	1,189,768
Meta Platforms, Inc., Class A1	5,486,835	1,062,471
Charter Communications, Inc., Class A1	933,848	473,396
Comcast Corp., Class A	4,881,862	216,169
Electronic Arts, Inc.	1,421,963	197,155
Cable One, Inc.	149,004	194,167
Tencent Holdings, Ltd.	4,020,418	185,671
Playtika Holding Corp.[1]	4,218,293	62,473
ZoomInfo Technologies, Inc.[1]	1,543,088	62,325
Pinterest, Inc., Class A1	727,426	14,294
Snap, Inc., Class A, nonvoting shares[1]	731,516	10,322
New York Times Co., Class A	246,138	8,489
Universal Music Group NV	315,325	7,072
		6,965,436
Financials 8.12%
Charles Schwab Corp.	8,992,507	630,375
S&P Global, Inc.	1,753,199	612,708
First Republic Bank	3,866,198	599,377
MSCI, Inc.	1,118,491	494,764
Kotak Mahindra Bank, Ltd.	19,426,500	462,127
AMCAP Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
LPL Financial Holdings, Inc.	1,741,170	$341,600
Morgan Stanley	3,909,641	336,776
SVB Financial Group[1]	673,496	329,050
Stifel Financial Corp.	4,288,014	275,162
Arch Capital Group, Ltd.[1]	5,578,635	264,762
AIA Group, Ltd.	24,018,000	247,611
Marsh & McLennan Companies, Inc.	1,393,364	222,869
Cullen/Frost Bankers, Inc.	1,666,989	208,340
SouthState Corp.	1,982,846	160,254
Aon PLC, Class A	555,628	153,170
Signature Bank	621,089	134,323
TPG, Inc., Class A3	3,749,000	109,358
Blackstone, Inc., nonvoting shares	813,261	95,794
Tradeweb Markets, Inc., Class A	1,263,170	85,403
JPMorgan Chase & Co.	600,000	79,338
Goosehead Insurance, Inc., Class A	106,561	5,518
		5,848,679
Industrials 6.94%
TransDigm Group, Inc.[1]	1,810,911	1,096,271
Old Dominion Freight Line, Inc.	2,647,044	683,573
Raytheon Technologies Corp.	6,299,681	599,226
Copart, Inc.[1]	3,940,210	451,272
Woodward, Inc.[2]	4,022,523	408,729
CSX Corp.	9,738,300	309,580
Carrier Global Corp.	6,700,847	263,410
Caterpillar, Inc.	1,049,657	226,568
Saia, Inc.[1]	668,954	132,179
NIBE Industrier AB, Class B	11,227,887	97,839
Airbus SE, non-registered shares	817,500	95,468
Armstrong World Industries, Inc.	1,090,387	91,047
Safran SA	848,199	87,644
AMETEK, Inc.	656,186	79,707
Axon Enterprise, Inc.[1]	631,059	63,964
Equifax, Inc.	283,100	57,350
Otis Worldwide Corp.	761,300	56,641
MDA, Ltd.[1,2]	7,590,553	56,111
ITT, Inc.	738,257	54,498
Waste Connections, Inc.	256,607	32,728
Sun Country Airlines Holdings, Inc.[1]	1,275,902	30,175
Advanced Drainage Systems, Inc.	235,984	25,843
		4,999,823
Consumer staples 2.62%
Philip Morris International, Inc.	7,401,085	786,365
Monster Beverage Corp.[1]	3,585,058	319,500
Costco Wholesale Corp.	444,183	207,087
Chocoladefabriken Lindt & Sprüngli AG	1,120	116,064
Freshpet, Inc.[1]	1,577,016	113,498
Grocery Outlet Holding Corp.[1]	2,542,107	97,236
Estée Lauder Companies, Inc., Class A	361,046	91,940
Constellation Brands, Inc., Class A	294,957	72,403
AMCAP Fund — Page 4 of 9

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Reckitt Benckiser Group PLC	827,548	$64,007
Church & Dwight Co., Inc.	202,669	18,252
		1,886,352
Materials 1.20%
Linde PLC	1,417,411	460,205
Sherwin-Williams Company	852,119	228,402
Celanese Corp.	601,675	94,174
Albemarle Corp.	315,724	82,221
		865,002
Energy 0.98%
EOG Resources, Inc.	3,344,352	458,042
Diamondback Energy, Inc.	1,629,000	247,641
		705,683
Real estate 0.80%
Equinix, Inc. REIT	436,509	299,921
SBA Communications Corp. REIT	437,937	147,414
American Tower Corp. REIT	259,211	66,391
Alexandria Real Estate Equities, Inc. REIT	396,028	65,721
		579,447
Total common stocks (cost: $46,621,926,000)		67,280,924
Preferred securities 0.00% Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5,6]	86,605	2,881
Total preferred securities (cost: $3,475,000)		2,881
Convertible stocks 0.09% Financials 0.09%
Greeneden Topco S.C.A., Class P, convertible preferred shares[4,5,6]	52,280,000	31,007
Greeneden Topco S.C.A., Class P1, convertible preferred shares[4,5,6]	13,070,000	7,752
Greeneden Topco S.C.A., Class P2, convertible preferred shares[4,5,6]	13,070,000	7,752
Greeneden Topco S.C.A., Class P3, convertible preferred shares[4,5,6]	13,070,000	7,752
Greeneden Topco S.C.A., Class P4, convertible preferred shares[4,5,6]	13,070,000	7,752
Total convertible stocks (cost: $84,302,000)		62,015
Short-term securities 6.72% Money market investments 6.42%
Capital Group Central Cash Fund 0.85%[2,7]	46,218,000	4,621,800
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.85%[2,7,8]	1,125,522	112,552
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.71%[7,8]	30,500,000	30,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.71%[7,8]	28,300,000	28,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[7,8]	26,100,000	26,100
AMCAP Fund — Page 5 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.71%[7,8]	15,200,000	$15,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.67%[7,8]	3,277,176	3,277
Fidelity Investments Money Market Government Portfolio, Class I 0.60%[7,8]	1,000,000	1,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.59%[7,8]	1,000,000	1,000
		217,929
Total short-term securities (cost: $4,839,579,000)		4,839,729
Total investment securities 100.22% (cost: $51,549,282,000)		72,185,549
Other assets less liabilities (0.22)%		(157,296)
Net assets 100.00%		$72,028,253
Investments in affiliates2

	Value of affiliates at 3/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 5/31/2022 (000)	Dividend income (000)
Common stocks 2.40%
Information technology 0.66%
Ceridian HCM Holding, Inc.[1]	$611,601	$—	$—	$—	$(139,332)	$472,269	$—
Health care 0.41%
Penumbra, Inc.[1]	436,230	6,497	—	—	(148,989)	293,738	—
Consumer discretionary 0.69%
TopBuild Corp.[1]	541,869	—	—	—	(43,969)	497,900	—
Industrials 0.64%
Woodward, Inc.	501,327	—	—	—	(92,598)	408,729	764
MDA, Ltd.[1]	55,574	—	—	—	537	56,111	—
						464,840
Total common stocks						1,728,747
Short-term securities 6.57%
Money market investments 6.42%
Capital Group Central Cash Fund 0.85%[7]	4,500,578	2,410,934	2,289,709	17	(20)	4,621,800	5,084
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 0.85%[7,8]	93,499	19,053[9]				112,552	—[10]
Total short-term securities						4,734,352
Total 8.97%				$17	$(424,371)	$6,463,099	$5,848
Private placement securities6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Greeneden Topco S.C.A., Class P, convertible preferred shares	11/26/2021	$42,151	$31,007.04%
Greeneden Topco S.C.A., Class P1, convertible preferred shares	11/26/2021	10,538	7,752.01
Greeneden Topco S.C.A., Class P2, convertible preferred shares	11/26/2021	10,538	7,752.01
Greeneden Topco S.C.A., Class P3, convertible preferred shares	11/26/2021	10,538	7,752.01
AMCAP Fund — Page 6 of 9

unaudited
Private placement securities6  (continued)

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Greeneden Topco S.C.A., Class P4, convertible preferred shares	11/26/2021	$10,538	$7,752.01%
Stripe, Inc., Class B	5/6/2021	8,075	6,694.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,475	2,881.01
Total		$ 95,853	$ 71,590.10%
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $281,623,000, which represented .39% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $71,590,000, which represented .10% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Rate represents the seven-day yield at 5/31/2022.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
AMCAP Fund — Page 7 of 9

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2022 (dollars in thousands):
AMCAP Fund — Page 8 of 9

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,110,852	$—	$6,694	$19,117,546
Health care	14,331,289	—	—	14,331,289
Consumer discretionary	11,981,667	—	—	11,981,667
Communication services	6,965,436	—	—	6,965,436
Financials	5,848,679	—	—	5,848,679
Industrials	4,999,823	—	—	4,999,823
Consumer staples	1,886,352	—	—	1,886,352
Materials	865,002	—	—	865,002
Energy	705,683	—	—	705,683
Real estate	579,447	—	—	579,447
Preferred securities	—	—	2,881	2,881
Convertible stocks	—	—	62,015	62,015
Short-term securities	4,839,729	—	—	4,839,729
Total	$72,113,959	$—	$71,590	$72,185,549
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-002-0722O-S89792	AMCAP Fund — Page 9 of 9